S000054498 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	114 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
STOXX® USA ESG Select KPIs Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	15.80%	12.81%	14.16%
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.37%	13.59%	14.70%
FlexShares STOXX US ESG Select Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		15.88%	12.92%	14.54%
Performance Inception Date				Jul. 13, 2016
FlexShares STOXX US ESG Select Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.60%	12.60%	14.15%
FlexShares STOXX US ESG Select Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.58%	10.28%	12.11%

[1]	Formerly known as STOXX® USA ESG Impact Index℠.
[2]	Reflects no deduction for fees, expenses or taxes.